Significant Transactions -- SpringCastle Interests Sale (Details) $ in Millions		3 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Ownership percentage in joint venture	47.00%	47.00%
Net finance receivables	$ 4,914	$ 4,914		$ 6,564
Income before provision for income taxes		249	$ 47
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation		221	14
Net gain on sale of SpringCastle interests		$ 167	0
Majority Shareholder
Percent of common stock held by related party	58.00%	58.00%
Acquisitions and Servicing | Operating Segments
Income before provision for income taxes		$ 221	68
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation		193	$ 35
Net gain on sale of SpringCastle interests		167
SpringCastle Portfolio
Number of loans acquired, over				232,000
Net finance receivables	$ 0	$ 0		$ 1,703
SpringCastle Interests Sale
Ownership percentage in joint venture	47.00%	47.00%
Aggregate purchase price	$ 112	$ 112
Aggregate purchase price	101	101
Escrow advance receivable	$ 11	$ 11
Maximum number of days, to place the remaining funds in an escrow account	120 days
Maximum number of years, the amount must be left in the escrow account	5 years
SpringCastle Interests Sale | NRZ Consumer LLC
Ownership percentage in joint venture	30.00%	30.00%
SpringCastle Interests Sale | Blackstone Buyers
Ownership percentage in joint venture	23.00%	23.00%